Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of performance stock units and restricted stock units activity

	Amount of RSUs	Weighted-average grant date fair value
Outstanding at January 1, 2023	—	$—
Granted	1,473,585	$3.59
Forfeited	(52,500)	$3.61
Delivered	(69,000)	$3.61

Outstanding at December 31, 2023	1,352,085	$3.59

EmployeeStockOptionMember | Bit Access Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of bitaccess plan's stock option activity
A summary of the BitAccess Plan’s stock option activity and related information is as follows:

	Amount or number of Options	Weighted- average exercise price	Weighted- average remaining contractual term	Weighted- average grant-date fair value
Outstanding at January 1, 2023	106,938	$1.04	8.86	$1.13
Granted	39,600	$2.86	9.01	$3.05
Exercised	(68,058)	$—	—	$4.44
Forfeited	(34,700)	$2.86	—	$3.07

Outstanding at December 31, 2023	43,780	$2.86	8.60	$1.21

Vested and exercisable at December 31, 2023	12,249	$—	—	$3.10

	Amount or number of Options	Weighted- average exercise price	Weighted- average remaining contractual term	Weighted- average grant-date fair value
Outstanding at January 1, 2022	308,253	$—	9.55	$4.44
Granted	84,380	$2.86	9.34	$3.10
Exercised	(240,195)	$—	—	$4.44
Forfeited	(45,500)	$2.86	—	$3.10

Outstanding at December 31, 2022	106,938	$1.04	8.86	$1.13

Vested and exercisable at December 31, 2022	1,719	$—	—	$3.02

Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of bitaccess plan's stock option activity	A summary of the BitAccess Plan’s BitAccess RSU award activity is as follows:

Restricted Stock Units
Outstanding at January 1, 2022	237,600
Issued	(156,458)

Outstanding at December 31, 2022	81,142

Forfeited	(25,641)
Exercised	(55,501)

Outstanding at December 31, 2023	—